Convertible Redeemable Preferred Stock and Stockholders' Equity (Details 2) (USD $)	12 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended
	Dec. 31, 2014	Jan. 31, 2015	Apr. 30, 2015	May 15, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	0.001		$ 0.001
Adjustment to paid-in capital, warrant fair value	$ 204,000
Series A Warrant | Warrant
Temporary Equity [Line Items]
Number of shares of common stock subject to warrant	2,042,583		1,661,055
Warrants exercise price	$ 3.70
Adjustment to paid-in capital, warrant fair value		845,000
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Dividend rate		0.00%	0.00%
Risk-free rate			1.60%
Contractual term		5 years
Expected volatility		88.80%	85.90%
Series A Warrant | Warrant | Minimum
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Risk-free rate		1.60%
Contractual term			4 years
Series A Warrant | Warrant | Maximum
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Risk-free rate		4.00%
Contractual term			5 years
Service Provider Warrant | Warrant
Temporary Equity [Line Items]
Number of shares of common stock subject to warrant				316,395
Warrants exercise price				$ 2.035
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Warrant expense				99,000
Convertible Debt Warrant | Warrant
Temporary Equity [Line Items]
Number of shares of common stock subject to warrant	343,559
Warrants exercise price	$ 1.85
Adjustment to paid-in capital, warrant fair value	105,000
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Dividend rate	0.00%
Risk-free rate	1.60%
Contractual term	5 years
Expected volatility	88.80%
Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001	0.001		$ 0.001
Number of shares sold	4,207,987
Price per share	$ 1.85
Gross proceeds from issuance	7,500,000
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Number of shares required to obtain Board representation		500,000	500,000
Period of time for listing		3 years	3 years
Issuance covenant, Required number of Board of Director members		5	5
Issuance covenant, Number of Board Of Director members appointed by qualified subscribers		1	1
Interest rate		6.00%
Interest accreted		$ 209,000
Number of common shares into which share is convertible		1
Series A Convertible Redeemable Preferred Stock | Minimum
Fair Value Assumptions and Methodology for Assets and Liabilities [Abstract]
Percentage of shares outstanding required to obtain Board representation		30.00%	30.00%
Series A Convertible Redeemable Preferred Stock | Subscription Agreement
Temporary Equity [Line Items]
Number of shares sold	4,207,987
Series A Convertible Redeemable Preferred Stock | Series A Warrant
Temporary Equity [Line Items]
Number of purchasers of stock	47